REALM ACQUISITION - Asset acquisition (Details) - USD ($)		12 Months Ended
	Jul. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Consideration:
Transaction costs		$ 64,804
Net assets of Realm acquired:
Gain on Realm Acquisition		$ 2,332,954	$ 0	$ 0
Realm | Non-recurring fair value measurement
Consideration:
6,718,150 common shares	$ 15,989,197
Transaction costs	1,925,145
Total Consideration	17,914,342
Net assets of Realm acquired:
Cash	22,244,248
Receivables and other current assets	240,000
Accounts payable and accrued liabilities	(2,236,952)
Total net assets	20,247,296
Gain on Realm Acquisition	$ 2,332,954